LEASE	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASE

Note 2. LEASE

The Company has no finance leases. The Company’s leases primarily include office facility and copy machine under the operating lease arrangements. The Company’s operating leases have remaining lease terms for two years as of June 30, 2019.

Balance sheet information related to the Company’s leases is presented below:

June 30, 2019
Operating Leases:
Operating lease – right of use (“ROU”) assets	$41,778

Operating lease liability, current portion	21,398
Operating lease liability, noncurrent portion	20,380
Total operating lease liabilities	$41,778

The following provides details of the Company's lease expenses:

Six Months Ended
June 30, 2019
Operating lease expenses, net	$8,704
$8,704

Other information related to leases is presented below:

Six Months Ended
June 30, 2019
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	8,704

Weighted Average Remaining Lease Term:
Operating leases	2 years

Weighted Average Discount Rate:
Operating leases	4%

The minimum future annual payments under non-cancellable leases during the remainder of 2019, at rates now in force, are as follows:

Operating leases
2019 (excluding the six months ended June 30, 2019)	$11,302
2020	22,605
2021	9,418
Total future minimum lease payments, undiscounted	43,325
Less: Imputed interest	(1,547)
Present value of future minimum lease payments	$41,778